Segment Information - Schedule of Revenue by Geographical Location (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Segment Reporting Information [Line Items]
Gross premium written	$ 468,473	$ 330,689	$ 1,114,615	$ 688,302
Net written premium	418,556	147,004	986,041	319,520
Net earned premium	391,466	154,550	749,318	306,706
North America
Segment Reporting Information [Line Items]
Gross premium written	418,729	330,689	1,034,640	688,302
Net written premium	161,184	72,615	571,319	181,250
Net earned premium	164,707	80,161	374,053	168,436
Bermuda
Segment Reporting Information [Line Items]
Net written premium	186,865	66,950	301,271	120,943
Net earned premium	186,865	66,075	301,271	122,693
Europe
Segment Reporting Information [Line Items]
Gross premium written	49,744	0	79,975	0
Net written premium	70,507	7,439	113,451	17,327
Net earned premium	$ 39,894	$ 8,314	$ 73,994	$ 15,577